Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Trade Receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Trade Receivables [Line Items]
Trade receivables	$ 791,496	$ 649,168
Less: Allowances for doubtful debts	791,496	68,586
Total trade and other receivables	777,387	552,929
Provision	(871,547)
Total other receivables	17,354	2,039,517
Trade deposits		580,582
Provision for other current assets	(1,592,143)
Total receivables	215	1,695,707
Trade receivables [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Trade Receivables [Line Items]
Trade receivables	791,496	649,168
Less: Allowances for doubtful debts	(791,496)	(68,586)
Total trade and other receivables		580,582
Other receivables [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Trade Receivables [Line Items]
Other receivables	888,901	2,039,517
Other current assets [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Trade Receivables [Line Items]
Trade deposits	313,920	343,500
Other deposits	1,278,438	1,310,615
Prepayments		41,406
VAT receivable		186
Total receivables	$ 215	$ 1,695,707